Leasing (Tables)	12 Months Ended
Dec. 31, 2022
Leasing
Schedule of right of use asset

Skr mn	2022	2021
Opening balance	152	25
Depreciation	-24	-30
Addition[1]	16	157
Closing balance	144	152
1	There have been canceled leases and new leases. During 2021 SEK moved to new premises.

Schedule of leasing amounts accounted for in profit or loss

Skr mn	2022	2021
Depreciation charge on right-of-use assets	-24	-30
Interest expenses on lease liability	-1	-1
Expenses relating to short-term leases[1]	0	0
Expenses relating to low-value leases[1]	-1	-1
Variable lease fees[1]	-3	-6
Total amount accounted for in profit or loss	-29	-38
1	Accounted for under Other administrative expenses.

Schedule of lease liability

Skr mn	2022	2021
Opening balance	153	19
Interest expenses accrued	1	1
Payments of lease liability	-23	-24
Addition[1]	16	157
Closing balance	147	153
1	There have been canceled and new leases. During 2021 SEK moved to new premises.

Schedule of contractual flows of lease liability

Skr mn	2022	2021
Within 1 year	28	21
Between 1 and 5 years	122	122
More than 5 years	—	13
Discounting effect	-3	-3
Closing balance	147	153

Schedule of reconciliation between gross investment and present value of minimum lease payments

	December 31, 2022		December 31, 2021
		Present value of		Present value of
		mini-mum lease		mini-mum lease
Skr mn	Gross investment	payments	Gross investment	payments
Within 1 year	109	106	111	108
Between 1 and 5 years	118	104	83	74
More than 5 years	60	46	44	34
Total	287	256	238	216
Unearned finance income	—	32	—	21